Label	Element	Value
Strategic Enhanced Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Strategic Enhanced Yield Fund: The performance table appearing on page 25 of the Prospectus is deleted and replaced with the following:

Average Annual Total Returns (Periods Ended 12/31/22)	1 Year	5 Years	Since Inception (12/26/2017)
Investor Shares
Return Before Taxes	-13.06%	0.19%	0.19%
Return After Taxes on Distributions	-14.23%	-0.99%	-0.98%
Return After Taxes on Distributions and Sale of Fund Shares	-7.70%	-0.30%	-0.30%
Institutional Shares
Return Before Taxes	-12.86%	0.34%	0.36%
A Shares
Return Before Taxes (With Load)	-14.73%	-0.27%	-0.26%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	-13.01%	0.02%	0.10%

Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Enhanced Yield Fund